Commitments and contingencies - Summary of Contractual Obligations (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	€ 6,863	€ 3,352
Other Lease Obligations	513	1,096
In-license agreements	249	655
Contract research organization agreements	1,924	2,597
Total contractual obligation	9,549	7,700
Less than 1year
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	2,103	1,482
Other Lease Obligations	97	172
In-license agreements	249	455
Contract research organization agreements	1,704	1,131
Total contractual obligation	4,153	3,240
1 - 3 years
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	3,453	1,823
Other Lease Obligations	185	324
In-license agreements	0	200
Contract research organization agreements	220	1,466
Total contractual obligation	3,858	3,813
3 - 5 years
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	1,157	47
Other Lease Obligations	185	300
In-license agreements	0	0
Contract research organization agreements	0
Total contractual obligation	1,342	347
More than 5 years
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	150	0
Other Lease Obligations	46	300
In-license agreements	0	0
Contract research organization agreements	0
Total contractual obligation	€ 196	€ 300